VESSEL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels And Equipment Net [Abstract]
Cost	$ 86,068	$ 86,068
Accumulated depreciation	(43,678)	(40,847)
Net	42,390	45,221
Depreciation expense	$ 2,831	$ 2,831	$ 2,831